WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
China Equities Hk Limited [Member] | Series C Redeemable Convertible Preferred Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE FAIR VALUE OF THE WARRANT LIABILITY

The fair value of the warrant liability to China Equities HK Limited for purchasing Series C Redeemable Convertible Preferred Shares as of December 31, 2020 and March 22, 2021 are estimated with the following assumptions used:

	December 31, 2020	March 22, 2021
Risk-free rate of return	0.23%	0.38%
Volatility	53%	54%
Expected dividend yield	0%	0%
Fair value of underlying Series C Redeemable Convertible Preferred Shares	3.12	9.91
Expected term	2.7 years	2.5 years

Novo Investment Hk [Member] | Series E Redeemable Convertible Preferred Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE FAIR VALUE OF THE WARRANT LIABILITY

The fair value of the warrant liability issued to two PRC onshore investment funds for purchasing Series E Redeemable Convertible Preferred Shares as of December 31, 2019 and November 3, 2020 are estimated with the following assumptions used:

	December 31, 2019	November 3, 2020
Risk-free rate of return	0.35%	0.22%
Volatility	53.0%	50%
Expected dividend yield	0.0%	0%
Fair value of underlying Series E Redeemable Convertible Preferred Shares	1.30	2.62
Expected term	1.2 years	0.5 year

Novo Investment Hk [Member] | Series F Redeemable Convertible Preferred Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE FAIR VALUE OF THE WARRANT LIABILITY

The fair value of the warrant liability issued to Novo Investment for purchasing Series F Redeemable Convertible Preferred Shares as of November 13, 2020, December 31, 2020 and January 7, 2021 are estimated with the following assumptions used:

	November 13, 2020	December 31, 2020 and January 7, 2021
Risk-free rate of return	0.22%	0.19%
Volatility	50%	50%
Expected dividend yield	0%	0%
Fair value of underlying Series F Redeemable Convertible Preferred Shares	2.62	3.12
Expected term	0.5 year	0.36 years